United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2001.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	08/14/01
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AST Money Market 2                                              38 2829.730 SH       SOLE                 2829.730
AOL Time Warner                COM              00184A105     5307   100140 SH       SOLE                   100140
AT&T Liberty Media Group Class COM              001957208      783    44780 SH       SOLE                    44780
AT&T Liberty Media Group Class COM              001957307      273    15060 SH       SOLE                    15060
Abbott Laboratories            COM              002824100      887    18471 SH       SOLE                    18471
Alcoa                          COM              013817101     1297    32930 SH       SOLE                    32930
American Home Products         COM              026609107      717    12200 SH       SOLE                    12200
American International Group   COM              026874107      300     3524 SH       SOLE                     3524
BB&T Corp.                     COM              054937107      333     9083 SH       SOLE                     9083
BEA Systems Inc.               COM              073325102      911    29670 SH       SOLE                    29670
BP PLC                         COM                             138     2773 SH       SOLE                     2773
Bank of America                COM              060505104     3954    65859 SH       SOLE                    65859
BellSouth                      COM              079860102      566    14061 SH       SOLE                    14061
Bisys                          COM              055472104    11258   190810 SH       SOLE                   190810
Bristol-Myers Squibb           COM              110122108      378     7234 SH       SOLE                     7234
CIENA                          COM              171779101      256     6725 SH       SOLE                     6725
CNPC Hong Kong Ord             COM                              12   150000 SH       SOLE                   150000
Cintas                         COM              172908105     2524    54571 SH       SOLE                    54571
Cisco Systems                  COM              17275R102    17067   937741 SH       SOLE                   937741
Citigroup                      COM              172967101     3450    65282 SH       SOLE                    65282
Comcast Class A Special        COM              200300200     5129   118180 SH       SOLE                   118180
Comerica                       COM              200340107      294     5112 SH       SOLE                     5112
Duke Power                     COM              264399106      259     6635 SH       SOLE                     6635
EMC                            COM              268648102     9004   307820 SH       SOLE                   307820
Ecolab                         COM              278865100      702    17125 SH       SOLE                    17125
Elan                           COM              284131208    14525   238113 SH       SOLE                   238113
Emeritus Corp                  COM              291005106       20    10000 SH       SOLE                    10000
Exxon Mobil Corp.              COM              30231G102     2886    33035 SH       SOLE                    33035
Fannie Mae                     COM              313586109      330     3875 SH       SOLE                     3875
General Electric               COM              369604103    11216   230067 SH       SOLE                   230067
Glaxo Smithkline PLC ADR       COM                             202     3602 SH       SOLE                     3602
Home Depot                     COM              437076102     5755   123633 SH       SOLE                   123633
Intel                          COM              458140100      406    13870 SH       SOLE                    13870
JDS Uniphase Corp.             COM              46612J101     2882   230597 SH       SOLE                   230597
Johnson & Johnson              COM              478160104     4522    90433 SH       SOLE                    90433
Kohl's                         COM              500255104      922    14700 SH       SOLE                    14700
Linear Technology              COM              535678106     7951   179815 SH       SOLE                   179815
Lowe's Companies               COM              548661107      198     2725 SH       SOLE                     2725
MBNA Corp.                     COM              55262L100     8259   250266 SH       SOLE                   250266
Maxim Integrated Products      COM              57772K101     2760    62420 SH       SOLE                    62420
McCormick & Co Vtg             COM              579780107      411     9779 SH       SOLE                     9779
McDonald's                     COM              580135101      224     8296 SH       SOLE                     8296
Medtronic                      COM              585055106     5827   126640 SH       SOLE                   126640
Merck                          COM              589331107     3441    53842 SH       SOLE                    53842
Mercury Interactive Corp       COM              589405109     3067    51210 SH       SOLE                    51210
Micromuse Inc.                 COM              595094103     1087    38835 SH       SOLE                    38835
Microsoft                      COM              594918104     8800   120554 SH       SOLE                   120554
Omnicom Group                  COM              681919106     9444   109815 SH       SOLE                   109815
Oracle                         COM              68389X105     5238   275706 SH       SOLE                   275706
Paychex                        COM              704326107      290     7250 SH       SOLE                     7250
PepsiCo                        COM              713448108      666    15077 SH       SOLE                    15077
Pfizer                         COM              717081103     7645   190877 SH       SOLE                   190877
QUALCOMM                       COM              747525103     6094   104213 SH       SOLE                   104213
SBC Communications             COM              78387G103      550    13733 SH       SOLE                    13733
SanDisk                        COM              80004C101     2407    86320 SH       SOLE                    86320
Schering-Plough                COM              806605101     3736   103093 SH       SOLE                   103093
Sprint PCS Group               COM              852061506     2358    97650 SH       SOLE                    97650
Sysco                          COM              871829107     2109    77675 SH       SOLE                    77675
USinternetworking Inc.         COM              917311805       82    68270 SH       SOLE                    68270
VERITAS Software               COM              923436109     8575   128896 SH       SOLE                   128896
Verizon Communication          COM              92343V104      576    10764 SH       SOLE                    10764
Wal-Mart Stores                COM              931142103      438     8980 SH       SOLE                     8980
Walgreen                       COM              931422109     9117   264570 SH       SOLE                   264570
Waters Corp                    COM              941848103     1539    55755 SH       SOLE                    55755
Wells Fargo                    COM              949746101     4132    88996 SH       SOLE                    88996
Xilinx                         COM              983919101     8381   203225 SH       SOLE                   203225
American Century 20th Ultra Fu                  025083882      238 8077.094 SH       SOLE                 8077.094
Janus Global Technology Fund                    471023663      168 11571.157SH       SOLE                11571.157
Janus Mutual Fund                               471023101      217 7421.908 SH       SOLE                 7421.908
Profunds Ultra OTC Fund                         743185860      169 15580.493SH       SOLE                15580.493
Vanguard Index Trust 500                        922908108     1073 9490.498 SH       SOLE                 9490.498
Weitz Value Portfolio Fd                        949045108      237 6518.016 SH       SOLE                 6518.016